Schedule of Investments (unaudited)
July 31, 2025
 ClearBridge Sustainability Leaders Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.1%
Communication Services — 7.0%
Entertainment — 4.0%
Netflix Inc.	1,530	$1,773,882 *
Walt Disney Co.	18,700	2,227,357
Total Entertainment		4,001,239
Interactive Media & Services — 3.0%
Alphabet Inc., Class A Shares	12,700	2,437,130
Reddit Inc., Class A Shares	3,740	600,607 *
Total Interactive Media & Services		3,037,737

Total Communication Services		7,038,976
Consumer Discretionary — 11.2%
Broadline Retail — 5.4%
Amazon.com Inc.	23,200	5,431,352 *
Hotels, Restaurants & Leisure — 1.3%
Booking Holdings Inc.	240	1,320,974
Specialty Retail — 4.5%
Chewy Inc., Class A Shares	30,520	1,120,084 *
Home Depot Inc.	4,920	1,808,149
TJX Cos. Inc.	12,780	1,591,494
Total Specialty Retail		4,519,727

Total Consumer Discretionary		11,272,053
Consumer Staples — 4.6%
Consumer Staples Distribution & Retail — 2.1%
Costco Wholesale Corp.	790	742,315
US Foods Holding Corp.	16,860	1,404,944 *
Total Consumer Staples Distribution & Retail		2,147,259
Household Products — 2.5%
Colgate-Palmolive Co.	12,090	1,013,747
Procter & Gamble Co.	10,070	1,515,233
Total Household Products		2,528,980

Total Consumer Staples		4,676,239
Financials — 13.8%
Banks — 5.4%
Bank of America Corp.	53,710	2,538,872
JPMorgan Chase & Co.	9,710	2,876,490
Total Banks		5,415,362
Capital Markets — 4.0%
Blackrock Inc.	1,630	1,802,796
Morgan Stanley	15,520	2,210,979
Total Capital Markets		4,013,775
Financial Services — 2.1%
Visa Inc., Class A Shares	6,100	2,107,367
Insurance — 2.3%
MetLife Inc.	15,420	1,171,149
Travelers Cos. Inc.	4,640	1,207,514
Total Insurance		2,378,663

Total Financials		13,915,167
See Notes to Schedule of Investments.

ClearBridge Sustainability Leaders Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 ClearBridge Sustainability Leaders Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care — 9.7%
Biotechnology — 1.3%
Argenx SE, ADR	1,070	$717,253 *
Gilead Sciences Inc.	5,650	634,439
Total Biotechnology		1,351,692
Health Care Equipment & Supplies — 1.1%
Cooper Cos. Inc.	16,230	1,147,299 *
Health Care Providers & Services — 2.8%
CVS Health Corp.	16,090	999,189
McKesson Corp.	2,620	1,817,075
Total Health Care Providers & Services		2,816,264
Life Sciences Tools & Services — 1.7%
Danaher Corp.	8,640	1,703,462
Pharmaceuticals — 2.8%
Johnson & Johnson	12,240	2,016,417
Novo Nordisk A/S, ADR	16,040	755,003
Total Pharmaceuticals		2,771,420

Total Health Care		9,790,137
Industrials — 12.4%
Building Products — 2.6%
Trane Technologies PLC	3,660	1,603,373
Trex Co. Inc.	15,470	993,793 *
Total Building Products		2,597,166
Commercial Services & Supplies — 2.3%
Clean Harbors Inc.	2,293	540,712 *
Republic Services Inc.	7,670	1,769,086
Total Commercial Services & Supplies		2,309,798
Electrical Equipment — 2.3%
Eaton Corp. PLC	3,020	1,161,854
Regal Rexnord Corp.	7,360	1,125,197
Total Electrical Equipment		2,287,051
Machinery — 3.0%
Deere & Co.	3,460	1,814,320
Flowserve Corp.	22,330	1,251,373
Total Machinery		3,065,693
Professional Services — 0.5%
UL Solutions Inc., Class A Shares	7,470	546,206
Trading Companies & Distributors — 1.7%
United Rentals Inc.	1,970	1,739,392

Total Industrials		12,545,306
Information Technology — 31.3%
IT Services — 0.6%
Accenture PLC, Class A Shares	2,300	614,330
Semiconductors & Semiconductor Equipment — 12.1%
Analog Devices Inc.	8,520	1,913,847
ASML Holding NV, Registered Shares	1,400	972,594
Broadcom Inc.	13,240	3,888,588
See Notes to Schedule of Investments.

ClearBridge Sustainability Leaders Fund 2025 Quarterly Report

 ClearBridge Sustainability Leaders Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Semiconductors & Semiconductor Equipment — continued
	NVIDIA Corp.	30,470	$5,419,699
Total Semiconductors & Semiconductor Equipment			12,194,728
Software — 14.2%
	Microsoft Corp.	15,240	8,130,540
	Monday.com Ltd.	1,950	511,466 *
	Palo Alto Networks Inc.	7,670	1,331,512 *
	PTC Inc.	3,900	837,759 *
	ServiceNow Inc.	1,820	1,716,478 *
	Synopsys Inc.	2,830	1,792,720 *
Total Software			14,320,475
Technology Hardware, Storage & Peripherals — 4.4%
	Apple Inc.	21,310	4,423,317

Total Information Technology			31,552,850
Materials — 4.8%
Chemicals — 2.8%
	Ecolab Inc.	4,110	1,075,834
	Linde PLC	3,870	1,781,206
Total Chemicals			2,857,040
Construction Materials — 2.0%
	Vulcan Materials Co.	7,210	1,980,371

Total Materials			4,837,411
Real Estate — 2.4%
Industrial REITs — 1.0%
	Prologis Inc.	9,580	1,022,952
Specialized REITs — 1.4%
	Equinix Inc.	1,770	1,389,751

Total Real Estate			2,412,703
Utilities — 0.9%
Water Utilities — 0.9%
	American Water Works Co. Inc.	6,490	910,158
Total Investments before Short-Term Investments (Cost — $73,706,285)			98,951,000
	Rate
Short-Term Investments — 0.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.127%	427,682	427,682 (a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.219%	427,682	427,682 (a)(b)

Total Short-Term Investments (Cost — $855,364)			855,364
Total Investments — 98.9% (Cost — $74,561,649)			99,806,364
Other Assets in Excess of Liabilities — 1.1%			1,084,516
Total Net Assets — 100.0%			$100,890,880

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2025, the total market value of investments in Affiliated Companies was $427,682 and the cost was $427,682 (Note 2).

See Notes to Schedule of Investments.

ClearBridge Sustainability Leaders Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 ClearBridge Sustainability Leaders Fund
Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Sustainability Leaders Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Sustainability Leaders Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Sustainability Leaders Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$98,951,000	—	—	$98,951,000
Short-Term Investments†	855,364	—	—	855,364
Total Investments	$99,806,364	—	—	$99,806,364

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2025. The following transactions were effected in such company for the period ended July 31, 2025.

	Affiliate Value at October 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$10,854,285	10,854,285	$10,426,603	10,426,603

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$10,277	—	$427,682

ClearBridge Sustainability Leaders Fund 2025 Quarterly Report